LEASES - Lease and other financing obligations secured by assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASE
Accounts receivable	¥ 2,467,358	¥ 3,021,956
Property and equipment, net	38,053,824	40,204,133
Operating lease ROU assets	4,831,624	5,193,408
Total assets	79,998,498	73,648,628
Asset pledged as security | Finance lease and other financing obligations
LEASE
Accounts receivable	89,166	133,788
Property and equipment, net	1,204,536	1,445,973
Operating lease ROU assets	17,929	18,521
Total assets	¥ 1,311,631	¥ 1,598,282